Other disclosures - Related party transactions - Material transactions with related parties (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Parent | Novo Holdings A/S
Disclosure of transactions between related parties [line items]
Purchase of Novo Nordisk B shares	kr 8,775	kr 6,984	kr 6,695
Dividend payment to Novo Holdings A/S	9,028	7,207	6,144
Associates | NNIT Group
Disclosure of transactions between related parties [line items]
Services provided by related party	436	660	593
Dividend payment from NNIT	0	0	(4)
Related parties | Altasciences Group
Disclosure of transactions between related parties [line items]
Services provided by related party	229	70	11
Services provided by Novo Nordisk	0	0	0
Related parties | Novozymes Group
Disclosure of transactions between related parties [line items]
Services provided by related party	112	92	78
Services provided by Novo Nordisk	kr (48)	kr (78)	kr (116)